BUSINESS ACQUISITIONS (Details 1)	Sep. 30, 2015 USD ($)
NovalereMember
Business Acquisition [Line Items]
Cash consideration	$ 43,124
Fair Market Value of Contingent Consideration - Royalty	3,728,925
Fair Market Value of Future Earn Out Payments	1,205,000
Net Purchase Price Consideration	4,977,049
NovalereMember | ClosingShares [Member]
Business Acquisition [Line Items]
Fair Market Value of Contingent Consideration - Royalty	2,071,625
NovalereMember | ANDAShares [Member]
Business Acquisition [Line Items]
Fair Market Value of Contingent Consideration - Royalty	$ 1,657,300